SUBSEQUENT EVENTS (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended			12 Months Ended
	Jan. 11, 2016	Mar. 31, 2016	Feb. 21, 2016	Jan. 21, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Subsequent Event [Line Items]
Stock Issued During Period, Value, New Issues						$ 31,405
Shares Issued, Price Per Share						$ 0.95	$ 0.95
Subsequent Event [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 4.50
Warrants Issued for Purchase of Common Stock, Shares		1,080,645
Warrants Exercisable Term		five and one-half year
Employee Stock Option [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price					$ 6.58	$ 9.21
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					1,300,170	380,222
Employee Stock Option [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			$ 3.00	$ 2.71
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			1,500	30,000
Chief Executive Officer [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 4.23
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	213,458
Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues						3,200,000
Stock Issued During Period, Value, New Issues						$ 9
Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues		2,161,290
Stock Issued During Period, Value, New Issues		$ 6,700
Shares Issued, Price Per Share		$ 3.10
Proceeds from Issuance of Common Stock		$ 6,100